Goodwill and Intangible Assets - Summary of Carrying Amounts of Goodwill and Intangible Assets (Parenthetical) (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	CAD 4,127	CAD 4,223	CAD 3,699
Additions of goodwill		256
Additions of intangible assets	306	840
John Hancock Investments and Retirement Plan Services [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions of goodwill		3
Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	755	785	723
Additions of intangible assets		76
Fund management contracts and other [Member] | John Hancock Investments and Retirement Plan Services [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	367	393
Fund management contracts and other [Member] | Canadian Wealth (excluding Manulife Bank of Canada) [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	273	273
Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	989	1,093	726
Additions of intangible assets		450
Distribution networks [Member] | U.S [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Impairments of intangible assets	150
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	899	969	947
Additions of intangible assets		79
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	661	494	396
Additions of intangible assets	306	229
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets ending balance	70	77	CAD 76
Additions of intangible assets		6
Standard Chartered's MPF [Member] | Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions of goodwill	194
Additions of intangible assets	193
Transamerica's broker - dealer business [Member] | Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions of goodwill	59
Additions of intangible assets	26
DBS Bank Ltd [Member] | Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Network intangible recognized	536
Gross Carrying Value [Member] | Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets	1,294	1,363
Gross Carrying Value [Member] | Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets	1,128	1,142
Gross Carrying Value [Member] | Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets	1,841	1,581
Gross Carrying Value [Member] | Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Gross carrying amount of finite life intangible assets	CAD 126	CAD 133